Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000259935
Shareholder Report [Line Items]
Fund Name	Natural Resources ETF
Trading Symbol	TURF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natural Resources ETF (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Natural Resources ETF	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 156,920,000
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	11.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$156,920 Number of Portfolio Holdings86 Portfolio Turnover Rate11.9%
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Table Summary
Diversified Metals & Mining	19.1%
Integrated Oil & Gas	16.7
Agricultural Products	15.0
Precious Metals & Minerals	11.9
Fertilizers & Agricultural Chemicals	8.4
OUS Oil & Gas Exploration & Production	6.9
Packaged Foods & Meats	6.0
Paper & Forest Products	4.0
U.S. Oil Exploration & Production	3.7
Other	8.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Corteva	6.4%
Exxon Mobil	4.1
BHP Group	4.1
Shell	4.0
Nutrien	3.8
Archer-Daniels-Midland	3.5
Chevron	2.9
Agnico Eagle Mines	2.7
Freeport-McMoRan	2.6
Tyson Foods	2.5

Material Fund Change [Text Block]